Income Taxes (Details) - Schedule of Provision for Income Taxes - VASO CORPORATION - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current provision
Federal					$ 0	$ 0
State					36	47
Foreign					9	52
Total current provision					45	99
Deferred provision (benefit)
Federal					(3,724)	41
State					(1,064)	11
Foreign					0	0
Total deferred provision (benefit)					(4,788)	52
Total income tax provision (benefit)	$ 16	$ 12	$ 35	$ 42	$ (4,743)	$ 151
Effective income tax rate					66.52%	2.42%